Financial Income and Expenses - Schedule of Net Balances (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Net Balances [Abstract]
Indexation charges		R$ (57)	R$ 35
Foreign exchange difference	23,597	378	(1,737)
Present value adjustment of lease contracts	(59,216)	(47,300)	(1,695)
Net on remeasurement of receivables from sale of farms	5,099	15,361	74,773
Realized profit (loss) from derivative financial instruments	13,240	(42,719)	57,959
Unrealized (loss) profit from Derivative financial instruments	R$ 1,238	R$ 63,718	R$ (82,600)